Stock Incentive and Employee Benefit Plans (Additional Information) (Details) - USD ($)					1 Months Ended	3 Months Ended			12 Months Ended
	Jul. 01, 2024	Jul. 01, 2023	Feb. 13, 2023	Oct. 17, 2022	Oct. 31, 2022	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 17, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option outstanding to purchase common stock						1,022,000			1,028,000
Options granted weighted-average grant date fair value									$ 23.49	$ 113
Total intrinsic value of option exercise									$ 47,300	$ 1,100,000
Stock-based compensation expenses						$ 3,314,000		$ 3,558,000	15,689,000	14,596,000
Unrecognized compensation cost related to unvested stock option grants									27,800,000
Employee benefit plan contributions by employer						200,000	$ 200,000		600,000	$ 500,000
Stock issued for services, shares	285,714	285,714	114,286
Accrued legal fees									$ 0
Weighted average period over grant									2 years 3 months 18 days
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option outstanding to purchase common stock									1,028	946
Stock issued for services, shares			114,286
2022 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option outstanding to purchase common stock						1,022,353			1,027,977
Common stock shares reserved for future issuance						703,670			575,220
Stock-based compensation expenses									$ 15,700,000	$ 14,600,000
Semnur 2024 Stock Option Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance						40,000,000			40,000,000
2023 Inducement Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant											40,000
Stock-based compensation expenses						$ 3,300,000		3,600,000
Unrecognized compensation cost related to unvested stock option grants						$ 24,500,000
Weighted average period over grant						2 years 1 month 6 days
2023 Inducement Plan | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant											40,000
2022 Employee Stock Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase price of the common stock percentage				85.00%	85.00%
Common stock shares reserved for future issuance						127,902			82,164
Stock-based compensation expenses						$ 50,200		$ 58,000	$ 242,800	$ 21,000
Shares issued under ESPP, shares									9,551	9,551
2022 Employee Stock Purchase Plan | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance						170,573			127,902